Ellsworth Convertible Growth and Income Fund, Inc.

                      Supplement dated October 31, 2003 to
                      the Prospectus dated October 16, 2003

The following table replaces in its entirety the table appearing under the heading "INVESTMENT PERFORMANCE" on page 10 in the Prospectus:

                                                                                                   From June 30,
                           One Year        Three Years                                           1986 (day trading
                             Ended            Ended        Five Years Ended     Ten Years Ended     began) to
                          September 30,   September 30,      September 30,       September 30,    September 30,
                             2003(%)          2003(%)           2003(%)             2003(%)           2003(%)
                          ------------    ------------       ------------        ------------     ------------

Fund NAV Return              13.99           -1.82              5.89                8.76              9.10

Fund Market Value
  Return                     10.81            2.70              8.47               10.64              9.72

Credit Suisse First
Boston Convertible
Securities Index             29.51           -3.85              8.81                8.58              9.89

S&P 500 Index                24.40          -10.12              1.00               10.04             10.98

Russell 2000(R) Index        36.54           -0.75              7.56                6.78*             6.90*

--------------------
* Simple appreciation of index.